UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 97.9%
Automobiles & Components - 2.1%
Ford Motor Co.	500,000	$7,415,000
Banks - 0.8%
M&T Bank Corp.	20,000	2,623,000
Capital Goods - 7.5%
Allison Transmission Holdings, Inc.	100,000	2,918,000
General Electric Co.	400,000	10,440,000
Illinois Tool Works, Inc.	50,000	4,473,500
SolarCity Corp.(a)	25,000	1,450,000
The Boeing Co.	50,000	7,208,500
		26,490,000
Commercial & Professional Services - 2.5%
Pitney Bowes, Inc.	250,000	5,230,000
Steelcase, Inc. - Class A	200,000	3,570,000
		8,800,000
Consumer Durables & Apparel - 0.7%
Mattel, Inc.	100,000	2,321,000
Consumer Services - 2.7%
DeVry Education Group, Inc.	175,000	5,316,500
McDonald's Corp.	40,000	3,994,400
		9,310,900
Diversified Financials - 6.6%
Capital One Financial Corp.	75,000	6,097,500
Discover Financial Services	50,000	2,790,500
Lazard Ltd. - Class A(b)	100,000	5,541,000
The Bank of New York Mellon Corp.	200,000	8,680,000
		23,109,000
Energy - 8.6%
Energen Corp.	100,000	5,520,000
Exxon Mobil Corp.	100,000	7,921,000
Frank's International NV(b)	200,000	3,238,000
Noble Energy, Inc.	150,000	5,284,500
Schlumberger Ltd.(b)	100,000	8,282,000
		30,245,500
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	100,000	7,198,000
Food, Beverage & Tobacco - 3.7%
Campbell Soup Co.	100,000	4,931,000
The Coca-Cola Co.	200,000	8,216,000
		13,147,000

Health Care Equipment & Services - 1.3%
Express Scripts Holding Co.(a)	50,000	4,503,500
Household & Personal Products - 4.1%
Colgate-Palmolive Co.	100,000	6,802,000
The Procter & Gamble Co.	100,000	7,670,000
		14,472,000
Insurance - 3.4%
Aflac, Inc.	100,000	6,405,000
XL Group PLC(b)	150,000	5,703,000
		12,108,000
Materials - 4.4%
EI du Pont de Nemours & Co.	150,000	8,364,000
Newmont Mining Corp.	145,000	2,489,650
Sonoco Products Co.	100,000	4,128,000
The Chemours Co.	50,000	546,000
		15,527,650
Pharmaceuticals, Biotechnology & Life Sciences - 15.4%
Alkermes PLC(a)(b)	120,000	8,402,400
Biogen, Inc.(a)	5,000	1,593,900
Isis Pharmaceuticals, Inc.(a)	120,000	6,591,600
Johnson & Johnson	100,000	10,021,000
Merck & Co., Inc.	150,000	8,844,000
Momenta Pharmaceuticals, Inc.(a)	250,000	5,435,000
Omeros Corp.(a)	150,000	2,415,000
Pfizer, Inc.	200,000	7,212,000
PTC Therapeutics, Inc.(a)	75,000	3,840,750
		54,355,650
Retailing - 3.3%
Amazon.com, Inc.(a)	15,000	8,042,250
Target Corp.	45,000	3,683,250
		11,725,500
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	400,000	6,944,000
Intel Corp.	225,000	6,513,750
		13,457,750
Software & Services - 11.6%
Automatic Data Processing, Inc.	100,000	7,977,000
Facebook, Inc. - Class A(a)	75,000	7,050,750
Google, Inc. - Class A(a)	7,000	4,602,500
Google, Inc. - Class C(a)	7,019	4,391,157
IAC/InterActiveCorp	25,000	1,931,500
Microsoft Corp.	200,000	9,340,000
Xerox Corp.	500,000	5,510,000
		40,802,907
Technology Hardware & Equipment - 6.6%
Apple, Inc.	50,000	6,065,000
Bio-key International, Inc.(a)(c)(d)(e)(Originally acquired 09/16/2005, Cost $0)	23,545	–
EMC Corp.	400,000	10,756,000
QUALCOMM, Inc.	75,000	4,829,250
SanDisk Corp.	25,000	1,507,250
		23,157,500

Telecommunication Services - 1.3%
Verizon Communications, Inc.	100,000	4,679,000
Transportation - 2.5%
Delta Air Lines, Inc.	200,000	8,868,000
Utilities - 3.0%
NextEra Energy, Inc.	100,000	10,520,000
Total Common Stocks (Cost $225,554,481)		344,836,857

Real Estate Investment Trust (REIT) - 2.2%
Real Estate - 2.2%
Weyerhaeuser Co.	250,000	7,672,500
Total Real Estate Investment Trust (Cost $4,426,162)		7,672,500

Total Investments (Cost $229,980,643) - 100.1%		352,509,357
Liabilities in Excess of Other Assets - (0.1)%		(442,345)
Total Net Assets - 100.0%		$352,067,012

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.6%; Curacao 2.4%; Ireland 4.0%; Netherlands 0.9%.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2015 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2015 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 97.7%
Automobiles & Components - 1.4%
BorgWarner, Inc.	2,000	$99,420
Delphi Automotive PLC(a)	2,500	195,200
Gentex Corp.	12,000	192,960
Gentherm, Inc.(b)	9,500	478,135
Lear Corp.	1,400	145,698
Metaldyne Performance Group, Inc.	5,000	93,700
Tenneco, Inc.(b)	2,000	99,620
Tesla Motors, Inc.(b)	3,800	1,011,370
		2,316,103
Banks - 6.4%
Ameris Bancorp	7,500	202,575
Bank of the Ozarks, Inc.	40,000	1,764,800
BofI Holding, Inc.(b)	19,500	2,395,575
Customers Bancorp, Inc.(b)	5,000	125,750
EverBank Financial Corp.	19,000	378,860
Home BancShares, Inc.	14,000	557,480
Pinnacle Financial Partners, Inc.	36,000	1,911,240
Signature Bank(b)	17,500	2,547,825
South State Corp.	3,000	233,160
SVB Financial Group(b)	2,500	357,750
		10,475,015
Capital Goods - 6.4%
Acuity Brands, Inc.	3,500	704,165
Allegion PLC(a)	5,000	316,100
AO Smith Corp.	9,500	682,290
Armstrong World Industries, Inc.(b)	2,500	146,250
Astronics Corp.(b)	5,000	310,000
Fortune Brands Home & Security, Inc.	9,500	453,625
Graco, Inc.	1,700	121,533
HD Supply Holdings, Inc.(b)	11,000	393,800
HEICO Corp.	1,500	82,245
Hexcel Corp.	3,800	197,182
IDEX Corp.	3,200	243,296
Lennox International, Inc.	3,200	377,824
Lincoln Electric Holdings, Inc.	500	30,275
Nordson Corp.	4,000	296,440
PACCAR, Inc.	6,500	421,460
PGT, Inc.(b)	12,500	200,875
RBC Bearings, Inc.(b)	1,000	67,750
Snap-on, Inc.	5,500	906,400
SolarCity Corp.(b)	6,500	377,000
Spirit AeroSystems Holdings, Inc.(b)	5,500	309,650
The Middleby Corp.(b)	9,500	1,165,650
TransDigm Group, Inc.(b)	3,600	814,680

Trex Co., Inc.(b)	5,000	226,850
WABCO Holdings, Inc.(b)	4,000	493,880
Wabtec Corp.	7,500	758,925
Watsco, Inc.	2,500	320,600
Woodward, Inc.	2,000	98,720
		10,517,465
Commercial & Professional Services - 1.0%
Cintas Corp.	4,500	384,750
Copart, Inc.(b)	3,500	126,105
Equifax, Inc.	500	51,065
Knoll, Inc.	22,000	532,400
Robert Half International, Inc.	8,500	467,755
		1,562,075
Commercial & Professional Services - 0.2%
Multi-Color Corp.	4,500	287,370
Consumer Durables & Apparel - 5.3%
Fossil Group, Inc.(b)	500	34,375
GoPro, Inc. - Class A(b)	19,500	1,210,950
Hanesbrands, Inc.	37,200	1,154,316
Harman International Industries, Inc.	11,500	1,238,090
Helen of Troy Ltd.(a)(b)	5,000	438,900
Jarden Corp.(b)	14,500	797,500
Leggett & Platt, Inc.	6,500	310,765
lululemon athletica, Inc.(b)	8,500	534,310
Mohawk Industries, Inc.(b)	3,000	604,770
Polaris Industries, Inc.	5,000	685,300
Tempur Sealy International, Inc.(b)	4,000	302,200
Under Armour, Inc. - Class A(b)	9,000	893,970
Whirlpool Corp.	2,500	444,325
		8,649,771
Consumer Services - 3.5%
BJ's Restaurants, Inc.(b)	3,000	154,680
Bob Evans Farms, Inc.	6,500	324,480
Buffalo Wild Wings, Inc.(b)	2,300	449,834
Chipotle Mexican Grill, Inc.(b)	650	482,449
Dave & Buster's Entertainment, Inc.(b)	5,500	213,400
Domino's Pizza, Inc.	6,000	683,040
Dunkin' Brands Group, Inc.	3,700	199,393
Jack in the Box, Inc.	5,600	532,000
Panera Bread Co. - Class A(b)	2,000	408,240
Popeyes Louisiana Kitchen, Inc.(b)	13,000	788,840
Restaurant Brands International LP	37	1,535
Starbucks Corp.	13,500	782,055
Wyndham Worldwide Corp.	3,500	288,820
Zoe's Kitchen, Inc.(b)	9,000	403,650
		5,712,416
Diversified Financials - 2.7%
Affiliated Managers Group, Inc.(b)	650	135,135
CBOE Holdings, Inc.	5,500	340,890
Evercore Partners, Inc. - Class A	5,500	323,400
KKR & Co. LP	15,000	358,500
Lazard Ltd. - Class A(a)	9,000	498,690

MSCI, Inc.	8,500	579,360
PRA Group, Inc.(b)	5,000	317,750
SEI Investments Co.	10,000	533,100
The Blackstone Group LP	12,500	490,625
The Charles Schwab Corp.	13,500	470,880
Waddell & Reed Financial, Inc. - Class A	500	22,455
WisdomTree Investments, Inc.	16,000	398,400
		4,469,185
Food & Staples Retailing - 0.2%
Rite Aid Corp.(b)	28,000	249,480
United Natural Foods, Inc.(b)	2,000	91,060
		340,540
Food, Beverage & Tobacco - 3.1%
Constellation Brands, Inc. - Class A	8,000	960,160
Monster Beverage Corp.(b)	10,200	1,566,210
The Boston Beer Co., Inc. - Class A(b)	1,900	418,988
The Hain Celestial Group, Inc.(b)	14,200	965,316
The WhiteWave Foods Co.(b)	16,500	851,730
Tyson Foods, Inc. - Class A	8,000	354,800
		5,117,204
Health Care Equipment & Services - 4.8%
AAC Holdings, Inc.(b)	20,500	779,205
Acadia Healthcare Co., Inc.(b)	9,000	718,020
Align Technology, Inc.(b)	5,000	313,500
athenahealth, Inc.(b)	2,500	349,900
Brookdale Senior Living, Inc.(b)	7,000	231,910
Centene Corp.(b)	9,000	631,170
DexCom, Inc.(b)	11,000	931,150
EndoChoice Holdings, Inc.(b)	20,000	324,000
Envision Healthcare Holdings, Inc.(b)	9,500	425,600
Hologic, Inc.(b)	19,500	812,370
IDEXX Laboratories, Inc.(b)	5,600	407,288
Insulet Corp.(b)	500	16,945
ResMed, Inc.	500	28,975
Sirona Dental Systems, Inc.(b)	2,500	259,450
Team Health Holdings, Inc.(b)	4,000	269,640
Teleflex, Inc.	2,100	281,379
Tenet Healthcare Corp.(b)	9,000	506,700
Universal Health Services, Inc. - Class B	1,400	203,322
VCA, Inc.(b)	6,000	369,180
Veeva Systems, Inc. - Class A(b)	1,000	26,920
		7,886,624
Household & Personal Products - 0.2%
Church & Dwight Co., Inc.	2,800	241,724
Herbalife Ltd.(a)(b)	500	25,245
		266,969
Insurance - 0.1%
Arthur J. Gallagher & Co.	4,200	199,206
Materials - 3.2%
AptarGroup, Inc.	500	33,895
Axalta Coating Systems Ltd.(a)(b)	6,000	190,860
Ball Corp.	7,000	474,880

Caesarstone Sdot-Yam Ltd.(a)	5,500	394,570
Crown Holdings, Inc.(b)	4,000	206,040
Eagle Materials, Inc.	2,000	154,280
Huntsman Corp.	4,600	87,400
International Flavors & Fragrances, Inc.	5,500	635,745
Martin Marietta Materials, Inc.	3,000	470,460
Owens-Illinois, Inc.(b)	1,000	21,350
Packaging Corp. of America	6,000	424,740
PolyOne Corp.	4,000	137,080
RPM International, Inc.	5,500	257,785
Sealed Air Corp.	17,000	903,890
The Sherwin-Williams Co.	700	194,432
The Valspar Corp.	4,500	374,760
WR Grace & Co.(b)	2,500	252,325
		5,214,492
Media - 0.7%
AMC Networks, Inc. - Class A(b)	2,500	210,550
Gray Television, Inc.(b)	8,000	135,120
Morningstar, Inc.	1,500	127,785
The Interpublic Group of Cos., Inc.	20,000	426,000
The Madison Square Garden Co. - Class A(b)	3,500	291,900
		1,191,355
Pharmaceuticals, Biotechnology & Life Sciences - 30.6%
ACADIA Pharmaceuticals, Inc.(b)	15,500	756,555
Acceleron Pharma, Inc.(b)	7,000	200,480
Advaxis, Inc.(b)	26,500	441,490
Affimed NV(a)(b)	22,000	361,020
Agilent Technologies, Inc.	9,000	368,550
Agios Pharmaceuticals, Inc.(b)	12,500	1,377,250
Akorn, Inc.(b)	7,000	322,770
Alder Biopharmaceuticals, Inc.(b)	14,000	649,880
Alexion Pharmaceuticals, Inc.(b)	6,000	1,184,640
Alkermes PLC(a)(b)	9,000	630,180
Allergan plc(a)(b)	8,000	2,649,200
Alnylam Pharmaceuticals, Inc.(b)	20,000	2,548,600
Anacor Pharmaceuticals, Inc.(b)	7,500	1,118,925
Applied Genetic Technologies Corp.(b)	30,500	563,030
Aratana Therapeutics, Inc.(b)	28,500	502,170
Atara Biotherapeutics, Inc.(b)	17,500	982,450
Avalanche Biotechnologies, Inc.(b)	3,500	51,520
Axovant Sciences Ltd.(a)(b)	2,500	35,025
Bellicum Pharmaceuticals, Inc.(b)	30,500	620,675
BioMarin Pharmaceutical, Inc.(b)	11,500	1,682,105
Bluebird Bio, Inc.(b)	17,500	2,902,025
Celldex Therapeutics, Inc.(b)	6,500	153,075
Cellectis SA - ADR(a)(b)	20,000	710,200
Cepheid(b)	3,000	166,770
Chimerix, Inc.(b)	15,500	832,970
Clovis Oncology, Inc.(b)	12,500	1,055,375
Dicerna Pharmaceuticals, Inc.(b)	1,000	12,220
Eisai Co., Ltd.(a)	3,000	195,950
Endo International PLC(a)(b)	2,700	236,358

Epizyme, Inc.(b)	18,000	401,580
Fate Therapeutics, Inc.(b)	30,000	211,800
Five Prime Therapeutics, Inc.(b)	23,500	552,720
Forward Pharma A/S - ADR(a)(b)	5,500	178,530
Genfit(a)(b)	500	20,040
Genmab A/S(a)(b)	8,500	799,981
GW Pharmaceuticals PLC - ADR(a)(b)	7,500	858,825
Illumina, Inc.(b)	4,000	877,200
Incyte Corp.(b)	11,500	1,199,220
Innate Pharma SA(a)(b)	10,000	156,391
Inovio Pharmaceuticals, Inc.(b)	25,000	182,250
Intercept Pharmaceuticals, Inc.(b)	3,300	870,573
Intra-Cellular Therapies, Inc.(b)	14,000	407,400
Intrexon Corp.(b)	12,500	815,625
Isis Pharmaceuticals, Inc.(b)	5,000	274,650
Jazz Pharmaceuticals PLC(a)(b)	1,500	288,360
Juno Therapeutics, Inc.(b)	23,500	1,149,620
Karyopharm Therapeutics, Inc.(b)	18,000	369,360
Kite Pharma, Inc.(b)	11,000	800,470
La Jolla Pharmaceutical Co.(b)	500	15,200
Medivation, Inc.(b)	4,000	421,320
Mettler-Toledo International, Inc.(b)	1,700	573,920
Mirati Therapeutics, Inc.(b)	12,000	343,320
Neurocrine Biosciences, Inc.(b)	13,000	651,560
NewLink Genetics Corp.(b)	8,500	443,275
Northwest Biotherapeutics, Inc.(b)	1,000	11,420
Omeros Corp.(b)	6,500	104,650
OncoMed Pharmaceuticals, Inc.(b)	12,000	274,080
Ophthotech Corp.(b)	15,500	1,049,195
OvaScience, Inc.(b)	1,000	28,500
Pacira Pharmaceuticals, Inc.(b)	5,000	332,100
PAREXEL International Corp.(b)	3,200	220,672
PerkinElmer, Inc.	500	26,460
Portola Pharmaceuticals, Inc.(b)	14,000	692,160
PTC Therapeutics, Inc.(b)	17,000	870,570
Puma Biotechnology, Inc.(b)	1,500	135,900
Quintiles Transnational Holdings, Inc.(b)	3,500	268,520
Regeneron Pharmaceuticals, Inc.(b)	4,250	2,353,055
Regulus Therapeutics, Inc.(b)	14,000	114,800
Relypsa, Inc.(b)	6,500	215,215
Sage Therapeutics, Inc.(b)	14,000	957,040
Seattle Genetics, Inc.(b)	6,500	311,155
Shire PLC - ADR(a)	1,400	373,534
Sorrento Therapeutics, Inc.(b)	19,500	405,210
Spark Therapeutics, Inc.(b)	21,500	1,320,960
Stemline Therapeutics, Inc.(b)	500	5,365
TESARO, Inc.(b)	7,500	435,000
Ultragenyx Pharmaceutical, Inc.(b)	3,500	423,255
uniQure NV(a)(b)	35,500	914,125
United Therapeutics Corp.(b)	3,000	508,080

Valeant Pharmaceuticals International, Inc.(a)(b)	1,400	360,542
Vertex Pharmaceuticals, Inc.(b)	7,000	945,000
ZIOPHARM Oncology, Inc.(b)	25,284	337,794
		50,169,005
Retailing - 5.3%
Advance Auto Parts, Inc.	1,200	209,052
CarMax, Inc.(b)	3,000	193,530
Dick's Sporting Goods, Inc.	6,000	305,880
Expedia, Inc.	8,500	1,032,240
Foot Locker, Inc.	14,000	987,700
GNC Holdings, Inc. - Class A	4,500	221,445
HomeAway, Inc.(b)	5,000	150,200
L Brands, Inc.	3,500	282,520
Liberty Ventures - Class A(b)	6,500	269,620
Lithia Motors, Inc. - Class A	3,000	359,070
LKQ Corp.(b)	20,500	644,930
Macy's, Inc.	4,500	310,770
O'Reilly Automotive, Inc.(b)	1,800	432,558
Restoration Hardware Holdings, Inc.(b)	9,500	963,870
The Priceline Group, Inc.(b)	500	621,785
TripAdvisor, Inc.(b)	1,000	79,380
Ulta Salon Cosmetics & Fragrance, Inc.(b)	5,500	913,165
Williams-Sonoma, Inc.	8,500	719,610
		8,697,325
Semiconductors & Semiconductor Equipment - 2.9%
Ambarella, Inc.(a)(b)	4,250	492,447
Avago Technologies Ltd.	1,500	187,710
Cavium, Inc.(b)	9,500	644,100
NXP Semiconductors NV(a)(b)	12,500	1,212,375
Qorvo, Inc.(b)	1,500	86,925
Skyworks Solutions, Inc.	17,800	1,702,926
SunEdison, Inc.(b)	18,500	430,680
		4,757,163
Software & Services - 16.2%
Alliance Data Systems Corp.(b)	450	123,768
ANSYS, Inc.(b)	1,000	94,150
Aspen Technology, Inc.(b)	8,000	355,040
Broadridge Financial Solutions, Inc.	5,500	298,485
Cadence Design Systems, Inc.(b)	21,000	440,370
CoreLogic, Inc.(b)	4,500	177,480
CoStar Group, Inc.(b)	1,450	291,870
CyberArk Software Ltd.(a)(b)	3,500	206,955
Demandware, Inc.(b)	10,500	793,380
DST Systems, Inc.	2,000	218,300
EPAM Systems, Inc.(b)	5,500	407,605
Euronet Worldwide, Inc.(b)	4,000	274,000
FactSet Research Systems, Inc.	3,000	496,980
FireEye, Inc.(b)	19,000	845,310
FleetCor Technologies, Inc.(b)	4,000	619,280
Fleetmatics Group PLC(a)(b)	29,000	1,388,230
Fortinet, Inc.(b)	17,000	811,580
Gartner, Inc.(b)	5,200	460,564

Global Payments, Inc.	5,000	560,450
GrubHub, Inc.(b)	4,000	126,840
Guidewire Software, Inc.(b)	5,000	295,250
IAC/InterActiveCorp	6,500	502,190
LinkedIn Corp. - Class A(b)	500	101,630
Manhattan Associates, Inc.(b)	37,000	2,398,340
Marketo, Inc.(b)	2,000	60,820
MAXIMUS, Inc.	3,000	204,630
Mobileye NV(a)(b)	12,000	721,200
NetSuite, Inc.(b)	8,300	820,372
Pandora Media, Inc.(b)	500	8,760
Paycom Software, Inc.(b)	22,500	720,000
PTC, Inc.(b)	7,500	272,625
Qlik Technologies, Inc.(b)	7,500	303,450
Rackspace Hosting, Inc.(b)	9,000	306,270
Red Hat, Inc.(b)	5,000	395,400
ServiceNow, Inc.(b)	21,500	1,730,750
SolarWinds, Inc.(b)	3,000	119,670
Solera Holdings, Inc.	700	25,613
Splunk, Inc.(b)	30,000	2,098,200
SS&C Technologies Holdings, Inc.	6,000	408,180
Synchronoss Technologies, Inc.(b)	3,000	143,400
Synopsys, Inc.(b)	2,500	127,100
Tableau Software, Inc. - Class A(b)	16,500	1,728,210
The Ultimate Software Group, Inc.(b)	6,000	1,105,260
Total System Services, Inc.	14,000	647,080
Twitter, Inc.(b)	10,500	325,605
Tyler Technologies, Inc.(b)	2,500	348,850
Vantiv, Inc. - Class A(b)	12,000	528,000
VASCO Data Security International, Inc.(b)	6,000	122,340
Workday, Inc. - Class A(b)	11,000	927,630
Zillow Group, Inc. - Class A(b)	1	82
		26,487,544
Technology Hardware & Equipment - 1.9%
Belden, Inc.	2,800	165,844
FEI Co.	1,000	85,970
FLIR Systems, Inc.	5,200	160,108
IPG Photonics Corp.(b)	2,400	221,328
Palo Alto Networks, Inc.(b)	10,500	1,951,215
Zebra Technologies Corp. - Class A(b)	4,000	430,520
		3,014,985
Transportation - 1.6%
Alaska Air Group, Inc.	9,000	681,750
Avis Budget Group, Inc.(b)	5,000	217,150
Delta Air Lines, Inc.	12,000	532,080
Kansas City Southern	4,000	396,760
Old Dominion Freight Line, Inc.(b)	3,000	219,450
Spirit Airlines, Inc. - Class A(b)	9,500	568,290
		2,615,480
Total Common Stocks (Cost $130,463,644)		159,947,292

Real Estate Investment Trusts (REITs) - 0.2%
Real Estate - 0.1%
Extra Space Storage, Inc.	2,000	147,040
Software & Services - 0.1%
Equinix, Inc.	716	199,700
Total Real Estate Investment Trusts (Cost $180,165)		346,740

Exchange-Traded Funds (ETFs)- 0.4%
Capital Markets - 0.4%
iShares Russell 2000 Growth ETF	2,300	356,385
iShares Russell Mid-Cap Growth ETF	4,000	392,680
		749,065
Total Exchange-Traded Funds (Cost $748,353)		749,065

Purchased Call Options - 1.4%	Contracts
Consumer Durables & Apparel - 0.3%
NIKE, Inc.
Expiration: January 2016, Exercise Price: $110.00(b)	525	470,925
Consumer Services - 0.5%
Chipotle Mexican Grill, Inc.
Expiration: January 2016, Exercise Price: $625.00(b)	25	323,625
Starbucks Corp.
Expiration: October 2015, Exercise Price: $52.50(b)	750	435,000
		758,625
Retailing - 0.1%
The Priceline Group, Inc.
Expiration: October 2015, Exercise Price: $1,200.00(b)	20	184,000
Software & Services - 0.4%
Facebook, Inc. - Class A
Expiration: January 2016, Exercise Price: $85.00(b)	350	455,000
Google, Inc. - Class C
Expiration: September 2015, Exercise Price: $600.00(b)	50	312,500
		767,500
Technology Hardware & Equipment - 0.0%
Apple, Inc.
Expiration: October 2015, Exercise Price: $130.00(b)	225	45,225
Transportation - 0.1%
Union Pacific Corp.
Expiration: January 2016, Exercise Price: $105.00(b)	700	170,100
Total Purchased Call Options (Cost $1,503,170)		2,266,375

Short-Term Investment - 0.5%	Shares
Money Market Fund - 0.5%
STIT-Treasury Portfolio - Institutional Class, 0.020%(c)	869,733	869,733
Total Short-Term Investment (Cost $869,733)		869,733

Total Investments (Cost $133,765,065) - 100.2%		164,179,205
Liabilities in Excess of Other Assets - (0.2)%		(430,217)
Total Net Assets - 100.0%		$163,748,988

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued security.  Foreign concentration (including ADR's) was as follows: Bermuda 0.7%; Canada 0.2%; Cayman Islands 0.3% Denmark 0.6%; France 0.5%; Ireland 3.4%; Israel 0.4%; Japan 0.1%; Jersey 0.3%; Netherlands 2.0%; United Kingdom 0.5%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 87.7%
Australia - 1.6%
Incitec Pivot Ltd.	1,865,905	$4,937,267
Belgium - 3.6%
Bekaert SA	163,494	4,776,221
Groupe Bruxelles Lambert SA	78,000	6,439,322
		11,215,543
Canada - 1.1%
Superior Plus Corp.	410,400	3,542,773
Cayman Islands - 1.8%
Greatview Aseptic Packaging Co., Ltd.	9,209,300	5,405,146
Denmark - 2.2%
ISS A/S	193,689	6,670,232
France - 16.1%
Bollore SA	1,134,200	6,277,998
Cie de Saint-Gobain	164,928	7,818,566
Europcar Groupe SA(a)	75,000	1,003,663
IPSOS	249,954	6,267,105
Metropole Television SA	155,589	3,145,818
Nexans SA(a)	90,959	3,700,136
Rexel SA	297,200	4,685,468
Sanofi	86,050	9,258,592
Sopra Steria Group	78,851	7,534,031
		49,691,377
Germany - 4.7%
Infineon Technologies AG	437,915	4,907,992
Siemens AG - ADR	62,675	6,710,612
Wacker Neuson SE	142,681	2,869,948
		14,488,552
Hong Kong - 4.2%
Clear Media Ltd.	3,623,800	4,090,173
Hopewell Holdings Ltd.	1,288,750	4,438,634
Television Broadcasts Ltd.	817,400	4,323,027
		12,851,834
Ireland - 5.0%
Allergan plc(a)	24,200	8,013,830
CRH PLC	247,963	7,329,633
		15,343,463

Japan - 20.8%
Amano Corp.	520,000	7,246,057
Hitachi Ltd.	1,127,640	7,318,946
Hoya Corp.	131,900	5,585,276
Kao Corp.	105,600	5,360,307
Makita Corp.	107,800	5,958,204
MISUMI Group, Inc.	399,800	4,945,281
Mitsubishi UFJ Financial Group, Inc.	1,043,400	7,577,036
Miura Co., Ltd.	114,000	1,239,940
Shiseido Co., Ltd.	324,600	7,858,654
SMC Corp.	21,000	5,330,698
Toho Co., Ltd.	171,600	4,065,176
Toyo Suisan Kaisha Ltd.	41,400	1,566,676
		64,052,251
Jersey - 1.6%
Shire PLC	55,800	4,949,543
Netherlands - 5.4%
Akzo Nobel NV	95,225	6,819,714
Koninklijke Ten Cate NV	268,882	7,258,462
Unilever NV - ADR	60,000	2,689,800
		16,767,976
Norway - 2.1%
Orkla ASA	674,600	5,384,610
Stolt-Nielsen Ltd.	63,710	1,029,537
		6,414,147
Singapore - 1.3%
Singapore Post Ltd.	2,711,800	3,864,540
Spain - 1.6%
Applus Services SA	444,705	4,981,649
Switzerland - 4.2%
Novartis AG - ADR	58,825	6,103,094
Panalpina Welttransport Holding AG	2,653	330,012
Syngenta AG - ADR	77,100	6,349,185
		12,782,291
United Kingdom - 8.1%
AVEVA Group PLC	134,123	4,618,431
DCC PLC	93,500	7,388,303
Diageo PLC - ADR	9,500	1,066,945
GlaxoSmithKline PLC - ADR	70,900	3,079,896
Kingfisher PLC	534,700	3,011,889
Smiths Group PLC	325,225	5,734,036
		24,899,500
United States - 2.3%
Aflac, Inc.	110,875	7,101,544
Total Common Stocks (Cost $221,769,493)		269,959,628

Preferred Stock - 1.9%
Republic of Korea - 1.9%
Samsung Electronics Co., Ltd.	7,300	5,739,435
Total Preferred Stocks (Cost $6,487,947)		5,739,435

Short-Term Investments- 8.6%
Money Market Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class, 0.020%(b)	15,195,723	15,195,723
	Principal
Commercial Paper - 3.7%	Amount
U.S. Bank N.A.
0.020%, 08/03/2015	$11,308,000	11,308,000
Total Short-Term Investments (Cost $26,503,723)		26,503,723

Total Investments (Cost $254,761,163) - 98.2%		302,202,786
Other Assets in Excess of Liabilities - 1.8%		5,510,736
Total Net Assets - 100.0%		$307,713,522

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts
July 31, 2015
(Unaudited)

Counterparties of Contracts	Forward Settlement Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation
U.S. Bank N.A.	8/28/2015	U.S. Dollars	Euro	2,000,000	2,206,660	9,374
U.S. Bank N.A.	8/28/2015	U.S. Dollars	Euro	20,350,000	22,769,106	411,724
U.S. Bank N.A.	8/28/2015	U.S. Dollars	Japanese Yen	1,500,000,000	12,253,701	147,352
						$568,450

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 83.7%
Gold Related Securities - 76.5%
Australia - 1.6%
Evolution Mining Ltd.	2,990,878	$2,186,187
Newcrest Mining Ltd.(a)	1,500,000	12,356,734
		14,542,921
Canada - 58.3%
Agnico Eagle Mines Ltd.	1,480,073	32,754,015
Agnico Eagle Mines Ltd.(b)	526,485	11,650,018
Alacer Gold Corp.(a)	4,126,800	8,456,493
Alamos Gold, Inc.(a)	3,210,000	10,432,500
Almaden Minerals Ltd.(a)	2,066,667	1,264,161
Anthem United, Inc.(a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $1,779,257)	8,075,000	1,312,029
Argonaut Gold, Inc.(a)(c)	2,687,000	2,670,872
ATAC Resources Ltd.(a)(c)	11,516,891	3,522,389
AuRico Metals, Inc.(a)	1,411,437	561,186
B2Gold Corp.(a)	13,927,100	14,901,997
Barisan Gold Corp.(a)	877,100	16,766
Brazil Resources, Inc.(a)	202,392	94,399
Continental Gold, Inc.(a)	2,039,900	4,492,038
Corvus Gold, Inc.(a)(c)	3,350,901	1,491,151
Corvus Gold, Inc.(a)(b)(c)	10,630,000	4,795,428
Dalradian Resources, Inc.(a)	1,750,000	1,163,750
Dalradian Resources, Inc.(a)(b)	850,000	558,933
Detour Gold Corp.(a)(c)	5,619,000	54,520,862
East Asia Minerals Corp.(a)(c)	66,484,933	635,441
Eldorado Gold Corp.	9,191,885	31,620,084
Eldorado Gold Corp.(b)	1,000,000	3,440,762
Falco Resources Ltd.(a)	2,222,300	543,744
Franco-Nevada Corp.	1,500	60,810
Franco-Nevada Corp.(b)	1,127,700	45,785,732
GoGold Resources, Inc.(a)(c)	20,730,300	22,032,433
Goldcorp, Inc.	780,850	10,369,688
Goldcorp, Inc.(b)	1,953,510	26,064,724
IAMGOLD Corp.(a)	4,883,396	7,422,762
International Tower Hill Mines Ltd.(a)(c)	5,738,836	1,392,815
International Tower Hill Mines Ltd.(a)(b)(c)	11,289,744	2,632,850
Kinross Gold Corp.(a)	2,002,000	3,643,640
New Gold, Inc.(a)	6,660,640	14,653,408
NOVAGOLD RESOURCES, INC.(a)	4,181,300	12,752,965
OceanaGold Corp.	5,250,000	9,072,141
Osisko Gold Royalties Ltd.(c)	3,120,540	34,477,809
Pan American Silver Corp.	2,398,098	14,964,131
Premier Gold Mines Ltd.(a)	2,730,000	4,216,539
Premier Gold Mines Ltd.(a)(d)(e)(f)(Originally acquired 06/11/2015, Cost $4,072,491)	2,127,660	3,220,489
Primero Mining Corp.(a)(c)	6,933,800	17,972,689
Rockhaven Resources Ltd.(a)(c)	6,400,000	807,432
Romarco Minerals, Inc.(a)	18,387,800	7,263,181
Rubicon Minerals Corp.(a)	11,275,000	9,655,542
SEMAFO, Inc.(a)(c)	10,314,200	21,701,077

Silver Wheaton Corp.	1,784,875	23,346,165
Strategic Metals Ltd.(a)(c)	10,926,900	2,255,812
Torex Gold Resources, Inc.(a)(c)	34,685,500	29,703,529
Yamana Gold, Inc.	4,837,412	9,481,328
Yamana Gold, Inc.(b)	1,002,906	1,986,104
		527,834,813
Jersey - 4.5%
Randgold Resources Ltd. - ADR	676,200	40,822,194
Peru - 0.6%
Cia de Minas Buenaventura SAA - ADR	681,100	4,849,432
South Africa - 1.9%
Gold Fields Ltd. - ADR	6,141,950	16,951,782
Gold Fields Ltd.(b)	166,249	450,243
		17,402,025
United Kingdom - 1.8%
Fresnillo PLC	1,640,000	16,570,313
United States - 7.8%
Electrum Ltd.(a)(d)(e)(f)(Originally acquired 12/21/2007, Cost $13,065,361)	2,127,287	829,642
Newmont Mining Corp.	1,099,300	18,874,981
Royal Gold, Inc.	999,700	50,404,874
		70,109,497
Total Gold Related Securities		692,131,195

Other Precious Metals Related Securities - 6.4%
Canada - 5.8%
Americas Silver Corp.(a)(c)	25,668,419	3,696,252
Americas Silver Corp.(a)(b)(c)	522,400	73,895
Bear Creek Mining Corp.(a)(c)	7,413,200	4,421,223
Ivanhoe Mines Ltd. - Class A(a)	6,842,800	3,714,790
Ivanhoe Mines Ltd. - Class B(a)(d)(e)(f)(g)(Originally acquired 08/15/2001, Cost $1,590,295)	1,039,579	536,144
MAG Silver Corp.(a)(c)	2,960,700	21,050,577
Plata Latina Minerals Corp.(a)	2,000,000	26,761
Silver Range Resources Ltd.(a)(c)	3,450,000	151,680
SilverCrest Mines, Inc.(a)	312,600	262,920
Tahoe Resources, Inc.	2,322,800	18,897,115
		52,831,357
United States - 0.6%
Sunshine Mining & Refining(a)(d)(e)(f)(Originally acquired 03/15/2011, Cost $18,353,107)	1,633,545	4,900,635
Total Other Precious Metals Related Securities		57,731,992

Other Securities - 0.8%
Canada - 0.0%
Oban Mining(a)	530,785	44,643
United States - 0.8%
Gold Bullion International LLC(a)(c)(d)(e)(f)(Originally acquired 05/12/2010, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc.(a)(d)(e)(f)(Originally acquired 11/26/2008, Cost $175,524)	74,532	640,975
		7,533,975
Total Other Securities		7,578,618
Total Common Stocks (Cost $1,582,550,133)		757,441,805

Private Fund - 1.6%
Gold Related Securities - 1.6%
United States - 1.6%
Tocqueville Bullion Reserve LP - Class G(a)(c)(d)(e)(f)(Originally acquired 11/28/2011, Cost $25,000,000)	13,806	14,602,223
Total Private Fund (Cost $25,000,000)		14,602,223

Gold Bullion - 14.5%	Ounces
Gold Bullion(a)	119,680	131,147,235
Total Gold Bullion (Cost $70,975,249)		131,147,235

Warrants - 0.1%	Shares
Gold Related Securities - 0.1%
Canada - 0.1%
Almaden Minerals Ltd.
Expiration: 02/05/2016, Exercise Price: CAD $2.00(a)(d)(e)(f)(Originally acquired 02/03/2015, Cost $0)	600,000	183
Anthem United, Inc.
Expiration: 03/31/2019, Exercise Price: CAD $0.35(a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	1,250,000	87,453
East Asia Minerals Corp.
Expiration: 12/15/2016, Exercise Price: CAD $0.78(a)(c)(d)(e)(f)(Originally acquired 12/05/2011, Cost $0)	6,500,000	39,263
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.10(a)(c)(d)(e)(f)(Originally acquired 12/05/2014, Cost $0)	9,764,933	–
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50(a)(c)	274,000	329,969
Total Gold Related Securities		456,868
Total Warrants (Cost $0)		456,868

Rights - 0.0%
Gold Related Securities - 0.0%
Canada - 0.0%
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $0.10(a)(c)(d)(e)(f)(Originally acquired 03/04/2015, Cost $0)	46,175,600	296,574
Dalradian Resources, Inc.
Expiration: 07/31/2017, Exercise Price: CAD $1.50(a)	875,000	107,046
Total Rights (Cost $0)		403,620

Total Investments (Cost $1,678,525,382) - 99.9%		904,051,751
Other Assets in Excess of Liabilities - 0.1%		1,293,182
Total Net Assets - 100.0%		$905,344,933

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2015 was $33,358,610, which represented 3.7% of net assets.
(e)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2015 was $33,358,610, which represented 3.7% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.
(g)	Convertible into Ivanplats Ltd. - Class A shares.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 87.8%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	200,000	$21,010,000
Precision Castparts Corp.	55,000	10,720,600
		31,730,600
Auto Components - 0.6%
Horizon Global Corp.(a)(b)	375,000	4,695,000
Chemicals - 15.0%
Albemarle Corp.	40,001	2,168,054
Eastman Chemical Co.	425,000	33,320,000
HB Fuller Co.	450,000	18,027,000
Minerals Technologies, Inc.	500,000	32,375,000
PolyOne Corp.	1,000,000	34,270,000
		120,160,054
Commercial Services & Supplies - 0.5%
ACCO Brands Corp.(a)	500,000	4,090,000
Computers & Peripherals - 2.6%
Diebold, Inc.	300,000	10,215,000
Hewlett-Packard Co.	350,000	10,682,000
		20,897,000
Construction & Engineering - 2.9%
Aegion Corp.(a)	350,000	6,919,500
KBR, Inc.	700,000	12,229,000
MasTec, Inc.(a)	225,000	4,146,750
		23,295,250
Containers & Packaging - 4.1%
Avery Dennison Corp.	350,000	21,297,500
Owens-Illinois, Inc.(a)	550,000	11,742,500
		33,040,000
Electronic Equipment, Instruments & Components - 11.4%
Checkpoint Systems, Inc.	475,000	4,151,500
Flextronics International Ltd.(a)(c)	2,575,000	28,350,750
Ingram Micro, Inc. - Class A(a)	800,000	21,784,000
Jabil Circuit, Inc.	575,000	11,643,750
Kemet Corp.(a)(b)	2,850,000	6,640,500
Plexus Corp.(a)	500,000	19,070,000
		91,640,500
Energy Equipment & Services - 2.9%
Frank's International NV(c)	525,000	8,499,750
McDermott International, Inc.(a)(c)	1,500,000	6,600,000
Weatherford International PLC(a)	725,000	7,743,000
		22,842,750

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	125,000	12,657,500
Insurance - 1.8%
XL Group PLC(c)	375,000	14,257,500
Machinery - 15.4%
Crane Co.	325,000	17,290,000
Dover Corp.	500,000	32,035,000
Harsco Corp.	1,350,000	18,549,000
Kennametal, Inc.	525,000	16,637,250
Stanley Black & Decker, Inc.	190,000	20,043,100
The Timken Co.	100,000	3,338,000
Xerium Technologies, Inc.(a)(b)	925,000	15,697,250
		123,589,600
Metals & Mining - 6.2%
Allegheny Technologies, Inc.	725,000	15,457,000
Carpenter Technology Corp.	375,000	14,077,500
Horsehead Holding Corp.(a)	600,000	4,968,000
Ryerson Holding Corp.(a)(b)	1,500,000	10,155,000
Universal Stainless & Alloy Products, Inc.(a)(b)	375,000	5,066,250
		49,723,750
Oil, Gas & Consumable Fuels - 4.4%
Boardwalk Pipeline Partners LP	1,100,000	15,312,000
CNX Coal Resources LP(a)	300,000	4,356,000
CONSOL Energy, Inc.	775,000	12,803,000
Southwestern Energy Co.(a)	125,000	2,325,000
		34,796,000
Professional Services - 3.2%
TrueBlue, Inc.(a)	990,000	25,502,400
Semiconductors & Semiconductor Equipment - 3.4%
Fairchild Semiconductor International, Inc.(a)	750,000	11,295,000
Teradyne, Inc.	825,000	15,889,500
		27,184,500
Specialty Retail - 3.4%
Ascena Retail Group, Inc.(a)	1,400,000	17,528,000
Pier 1 Imports, Inc.	850,000	10,038,500
		27,566,500
Trading Companies & Distributors - 4.4%
Rush Enterprises, Inc. - Class A(a)	425,000	10,833,250
WESCO International, Inc.(a)	400,000	24,544,000
		35,377,250
Total Common Stocks (Cost $529,162,364)		703,046,154

Short-Term Investments - 11.7%
Money Market Fund - 5.0%
STIT-Treasury Portfolio - Institutional Class, 0.020%(d)	40,255,336	40,255,336
	Principal

Commercial Paper - 6.7%	Amount
U.S. Bank N.A
0.020%, 08/03/2015	$53,394,000	53,394,000
Total Short-Term Investments (Cost $93,649,336)		93,649,336

Total Investments (Cost $622,811,700) - 99.5%		796,695,490
Other Assets in Excess of Liabilities - 0.5%		4,197,081
Total Net Assets - 100.0%		$800,892,571

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security. Foreign concentration was as follows: Ireland 1.8%; Netherlands 1.1%; Panama 0.8%; Singapore 3.5%.
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 90.7%
Aerospace & Defense - 1.1%
Precision Castparts Corp.	5,000	$974,600
Auto Components - 3.6%
Horizon Global Corp.(a)(b)	263,000	3,292,760
Chemicals - 4.6%
Minerals Technologies, Inc.	64,600	4,182,850
Commercial Services & Supplies - 3.6%
ACCO Brands Corp.(a)	403,600	3,301,448
Containers & Packaging - 3.7%
Avery Dennison Corp.	56,400	3,431,940
Electronic Equipment, Instruments & Components - 7.7%
Flextronics International Ltd.(a)(c)	346,200	3,811,662
Jabil Circuit, Inc.	158,900	3,217,725
		7,029,387
Industrial Conglomerates - 3.7%
Carlisle Cos., Inc.	33,500	3,392,210
Internet Software & Services - 10.8%
j2 Global, Inc.	61,400	4,322,560
Web.com Group, Inc.(a)	226,000	5,625,140
		9,947,700
IT Services - 2.7%
EPAM Systems, Inc.(a)	33,800	2,504,918
Leisure Products - 1.7%
Summer Infant, Inc.(a)(b)	784,116	1,568,232
Machinery - 19.0%
Dover Corp.	57,400	3,677,618
Harsco Corp.	160,000	2,198,400
Kennametal, Inc.	104,000	3,295,760
Stanley Black & Decker, Inc.	35,900	3,787,091
Xerium Technologies, Inc.(a)(b)	265,000	4,497,050
		17,455,919
Metals & Mining - 5.8%
Carpenter Technology Corp.	66,000	2,477,640
Real Industry, Inc.(a)	249,333	2,844,890
		5,322,530
Professional Services - 5.3%
RPX Corp.(a)	97,000	1,501,560
Stantec, Inc.(c)	119,200	3,322,104
		4,823,664
Semiconductors & Semiconductor Equipment - 3.0%
Fairchild Semiconductor International, Inc.(a)	179,700	2,706,282
Specialty Retail - 7.7%
Ascena Retail Group, Inc.(a)	291,500	3,649,580
Pier 1 Imports, Inc.	291,000	3,436,710
		7,086,290

Trading Companies & Distributors - 6.7%
MRC Global, Inc.(a)	192,000	2,467,200
WESCO International, Inc.(a)	59,500	3,650,920
		6,118,120
Total Common Stocks (Cost $69,715,906)		83,138,850

Short-Term Investments - 6.3%
Money Market Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class, 0.020%(d)	4,565,985	4,565,985
	Principal
Commercial Paper - 1.4%	Amount
U.S. Bank N.A.
0.020%, 08/03/2015	$1,265,000	1,265,000
Total Short-Term Investments (Cost $5,830,985)		5,830,985

Total Investments (Cost $75,546,891) - 97.0%		88,969,835
Other Assets in Excess of Liabilities - 3.0%		2,732,180
Total Net Assets - 100.0%		$91,702,015

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security. Foreign concentration was as follows: Canada 3.6%; Singapore 4.2%.
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Alternative Strategies Fund
Schedule of Investments as of July 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 34.2%
Airlines - 1.0%
Delta Air Lines, Inc.	11,000	$487,740
Biotechnology - 6.8%
Alkermes PLC(a)(b)	8,000	560,160
Biogen, Inc.(a)	1,700	541,926
Isis Pharmaceuticals, Inc.(a)	6,000	329,580
Momenta Pharmaceuticals, Inc.(a)	37,500	815,250
PTC Therapeutics, Inc.(a)	18,000	921,779
		3,168,695
Consumer Finance - 0.8%
American Express Co.	5,000	380,300
Health Care Providers & Services - 1.2%
Hanger, Inc.(a)	26,500	573,460
Hotels, Restaurants & Leisure - 2.8%
Bob Evans Farms, Inc.	14,000	698,880
McDonald's Corp.	6,000	599,160
		1,298,040
Internet & Catalog Retail - 3.3%
Amazon.com, Inc.(a)	2,000	1,072,300
TripAdvisor, Inc.(a)	6,000	476,280
		1,548,580
Internet Software & Services - 4.6%
eBay, Inc.(a)	5,000	140,600
Google, Inc. - Class C(a)	500	312,805
IAC/InterActiveCorp	8,800	679,888
Inuvo, Inc.(a)(c)	350,000	1,036,000
		2,169,293
IT Services - 0.4%
PayPal Holdings, Inc.(a)	5,000	193,500
Metals & Mining - 0.0%
AuRico Metals, Inc.(a)(b)	-	-
Oil, Gas & Consumable Fuels - 0.1%
Gulf Coast Ultra Deep Royalty Trust(a)	50,000	26,000
Pharmaceuticals - 4.9%
Allergan plc(a)(b)	3,510	1,162,337
Eisai Co., Ltd. - ADR(b)	5,000	329,150
Eisai Co., Ltd.(b)(d)	3,000	195,949
Omeros Corp.(a)	38,700	623,070
		2,310,506
Road & Rail - 1.8%
Kansas City Southern	8,500	843,115
Semiconductors & Semiconductor Equipment - 1.8%
Micron Technology, Inc.(a)	46,350	857,939

Software - 1.7%
Splunk, Inc.(a)	11,000	769,340
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	7,000	356,860
Vitamin Shoppe, Inc.(a)	14,000	514,640
		871,500
Technology Hardware, Storage & Peripherals - 1.1%
BlackBerry Ltd.(a)(b)	64,000	495,040
Total Common Stocks (Cost $13,360,717)		15,993,048
	Principal
Convertible Bonds - 35.8%	Amount
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc.
4.500%, 03/01/2019*(b)	$500,000	474,063
Automobiles - 3.1%
Tesla Motors, Inc.
1.250%, 03/01/2021*	1,500,000	1,471,875
Biotechnology - 2.0%
Acorda Therapeutics, Inc.
1.750%, 06/15/2021*	900,000	932,063
Health Care Equipment & Supplies - 2.0%
Insulet Corp.
2.000%, 06/15/2019(e)	500,000	503,124
The Spectranetics Corp.
2.625%, 06/01/2034*(e)	500,000	445,313
		948,437
Internet Software & Services - 3.4%
Twitter, Inc.
1.000%, 09/15/2021*	500,000	435,313
Web.com Group, Inc.
1.000%, 08/15/2018	1,150,000	1,138,500
		1,573,813
Life Sciences Tools & Services - 1.1%
Fluidigm Corp.
2.750%, 02/01/2034(e)	600,000	507,000
Machinery - 3.6%
Chart Industries, Inc.
2.000%, 08/01/2018*	1,250,000	1,138,280
Navistar International Corp.
4.500%, 10/15/2018*	650,000	532,188
		1,670,468
Metals & Mining - 6.7%
B2Gold Corp.
3.250%, 10/01/2018*(b)	1,600,000	1,330,000
RTI International Metals, Inc.
1.625%, 10/15/2019*	1,000,000	1,063,125
Stillwater Mining Co.
1.750%, 10/15/2032*(e)	750,000	728,906
		3,122,031

Oil, Gas & Consumable Fuels - 0.3%
Energy XXI Ltd.
3.000%, 12/15/2018*(b)	900,000	125,438
Real Estate Investment Trusts (REIT) - 2.2%
Starwood Property Trust, Inc.
3.750%, 10/15/2017*	1,000,000	1,011,875
Semiconductors & Semiconductor Equipment - 4.2%
Micron Technology, Inc.
3.000%, 11/15/2043*	500,000	468,125
SunEdison, Inc.
0.250%, 01/15/2020*	1,000,000	1,037,499
SunPower Corp.
0.875%, 06/01/2021	500,000	472,500
		1,978,124
Software - 4.2%
Nuance Communications, Inc.
2.750%, 11/01/2031*(e)	1,250,000	1,275,780
TiVo, Inc.
2.000%, 10/01/2021	750,000	685,313
		1,961,093
Technology Hardware, Storage & Peripherals - 2.0%
SanDisk Corp.
0.500%, 10/15/2020	950,000	953,563
Total Convertible Bonds (Cost $17,370,281)		16,729,843

Corporate Bonds - 12.1%
Auto Components - 1.7%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020(e)	750,000	786,563
Banks - 3.1%
JPMorgan Chase & Co.
5.150%, 12/29/2049*(e)(f)	1,000,000	949,799
Wachovia Capital Trust III
5.570%, 03/15/2042*(e)(f)	500,000	495,313
		1,445,112
Capital Markets - 1.6%
Goldman Sachs Capital II
4.000%, 06/01/2043*(e)(f)	1,000,000	755,000
Food & Staples Retailing - 1.1%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016*	500,000	508,487
Insurance - 0.6%
Prudential Financial, Inc.
5.625%, 06/15/2043*(e)(f)	250,000	260,263
Metals & Mining - 2.7%
IAMGOLD Corp.
6.750%, 10/01/2020(b)(e)	1,500,000	1,109,999
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019(e)	425,000	158,313
		1,268,312

Oil, Gas & Consumable Fuels - 1.3%
W&T Offshore, Inc.
8.500%, 06/15/2019*(e)	1,000,000	612,500
Total Corporate Bonds (Cost $6,208,025)		5,636,237

Closed-End Funds - 2.3%	Shares
Capital Markets - 2.3%
BlackRock Debt Strategies Fund, Inc.	110,496	396,681
Credit Suisse Asset Management Income Fund, Inc.	120,000	362,400
Western Asset Income Fund	23,000	305,900
		1,064,981
Total Closed-End Funds (Cost $1,139,262)		1,064,981

Preferred Stocks - 6.8%
Banks - 5.4%
Bank of America Corp.
6.625%, 12/31/2049(e)	11,500	300,150
Citigroup Capital XIII
7.875%, 12/31/2049(e)(f)	22,000	560,340
Citigroup, Inc.
6.875%, 12/31/2049*(e)(f)	15,000	411,300
HSBC USA, Inc.
3.500%, 12/31/2049*(e)(f)	15,000	335,100
U.S. Bancorp
3.500%, 12/31/2049*(e)(f)	1,125	909,636
		2,516,526
Consumer Finance - 1.4%
SLM Corp.
1.986%, 12/31/2049*(e)(f)	12,000	662,880
Total Preferred Stocks (Cost $3,279,308)		3,179,406

Purchased Call Options - 0.0%	Contracts
Household Durables - 0.0%
Garmin Ltd.
Expiration: January 2016, Exercise Price: $47.00(a)	175	15,313
Oil, Gas & Consumable Fuels - 0.0%
Halcon Resources Corp.
Expiration: January 2016, Exercise Price: $5.00(a)	400	2,000
Total Purchased Call Options (Cost $105,867)		17,313

Warrants - 0.1%	Shares
Internet Software & Services - 0.1%
Inuvo, Inc.
Expiration: 06/21/16, Exercise Price: $2.20(a)(c)(g)(h)(i)(Originally acquired 06/21/2011, Cost $0)	31,750	37,427
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Corp.
Expiration: 04/15/16, Exercise Price: $8.50(a)(g)(h)(i)(Originally acquired 04/15/2013, Cost $0)	4,000	95
Total Warrants (Cost $0)		37,522

Short-Term Investments - 15.3%
Money Market Fund - 3.3%
STIT-Treasury Portfolio - Institutional Class, 0.020%(j)	1,568,515	1,568,515
	Principal

Commercial Paper- 12.0%	Amount
U.S. Bank N.A.
0.020%, 08/03/2015	$5,604,000	5,604,000
Total Short-Term Investments (Cost $7,172,515)		7,172,515

Total Investments (Cost $48,635,975) - 106.6%		49,830,865
Liabilities in Excess of Other Assets - (6.6)%		(3,067,941)
Total Net Assets - 100.0%		$46,762,924

Securities Sold Short	Shares
Common Stocks - (7.6)%
Air Freight & Logistics - (0.4)%
UTi Worldwide, Inc.(a)(b)	(23,000)	(193,200)
Automobiles - (1.6)%
Tesla Motors, Inc.(a)	(2,780)	(739,897)
Biotechnology - (0.3)%
Acorda Therapeutics, Inc.(a)	(3,850)	(132,286)
Health Care Equipment & Supplies - (0.3)%
The Spectranetics Corp.(a)	(9,000)	(153,900)
Internet Software & Services - (0.7)%
Google, Inc. - Class A(a)	(500)	(328,750)
Life Sciences Tools & Services - (0.2)%
Fluidigm Corp.(a)	(4,580)	(91,738)
Machinery - (0.2)%
Chart Industries, Inc.(a)	(3,600)	(98,280)
Metals & Mining - (2.0)%
Alcoa, Inc.	(51,429)	(507,604)
Stillwater Mining Co.(a)	(42,500)	(404,600)
		(912,204)
Oil, Gas & Consumable Fuels - (0.3)%
Energy XXI Ltd.(b)	(90,000)	(159,300)
Semiconductors & Semiconductor Equipment - (1.4)%
SunEdison, Inc.(a)	(24,900)	(579,672)
SunPower Corp.(a)	(2,500)	(67,575)
		(647,247)
Software - (0.2)%
TiVo, Inc.(a)	(7,850)	(78,186)
Total Common Stocks (Proceeds $3,981,594)		(3,534,988)

Exchange-Traded Funds (ETFs) - (14.5)%
Capital Markets - (14.5)%
Health Care Select Sector SPDR Fund	(16,000)	(1,225,440)
iShares Core S&P Small-Cap ETF	(8,500)	(993,650)
iShares PHLX Semiconductor ETF	(6,400)	(560,256)
iShares U.S. Energy ETF	(6,000)	(233,340)
Market Vectors Biotech ETF(a)	(12,500)	(1,749,000)
Technology Select Sector SPDR Fund	(15,700)	(668,506)
Vanguard S&P 500 ETF	(7,100)	(1,369,945)
		(6,800,137)
Total Exchange-Traded Funds (Proceeds $6,813,311)		(6,800,137)
	Principal

U.S. Treasury Notes - (12.9)%	Amount
1.750%, 09/30/2019	$(1,000,000)	(1,014,922)
2.125%, 09/30/2021	(1,000,000)	(1,017,500)
1.750%, 05/15/2022	(2,500,000)	(2,471,875)
2.375%, 08/15/2024	(1,500,000)	(1,524,492)
		(6,028,789)
Total U.S. Treasury Notes (Proceeds $6,012,989)		(6,028,789)
Total Securities Sold Short (Proceeds $16,807,894) - (35.0)%		$(16,363,914)

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	All or a portion of this security is segregated as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Bermuda 0.3%; Canada 6.3%; Ireland 3.7%; Japan 1.1%; Virgin Islands 1.0%.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(e)	Callable security.
(f)	Variable rate security. The rate shown is as of 07/31/2015.
(g)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2015 was $37,522, which represented 0.1% of net assets.
(h)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2015 was $37,522, which represented 0.1% of net assets.
(i)	Security is considered illiquid and may be difficult to sell.
(j)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments (including securities sold short), including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, bank loan obligations and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2.  Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.  This investment is currently valued at $14,602,223 which represents 1.6% of the Gold Fund's net assets and is classified as Level 3.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2015, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$344,836,857	$-	$-	$344,836,857

Real Estate Investment Trust (REIT)*	7,672,500	-	-	7,672,500

Total Assets	$352,509,357	$-	$-	$352,509,357

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$159,947,292	$-	$-	$159,947,292

Real Estate Investment Trusts (REITs)*	346,740	-	-	346,740

Exchange-Traded Funds (ETFs)*	749,065	-	-	749,065

Purchased Call Options*	-	2,266,375	-	2,266,375

Money Market Fund	869,733	-	-	869,733

Total Assets	$161,912,830	$2,266,375	$-	$164,179,205

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$269,959,628	$-	$-	$269,959,628

Preferred Stock*	5,739,435	-	-	5,739,435

Money Market Fund	15,195,723	-	-	15,195,723

Commercial Paper	-	11,308,000	-	11,308,000

Forward Currency Contracts**	-	568,450	-	568,450
Total Assets	$290,894,786	$11,876,450	$-	$302,771,236

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$686,133,594	$5,167,959	$829,642	$692,131,195
Other Precious Metals Related	52,116,772	714,585	4,900,635	57,731,992
Other	44,643	-	7,533,975	7,578,618
Total Common Stocks	738,295,009	5,882,544	13,264,252	757,441,805

Private Fund*	-	-	14,602,223	14,602,223

Gold Bullion	-	131,147,235	-	131,147,235

Warrants	-	456,868	-	456,868

Rights	-	403,620	-	403,620

Total Assets	$738,295,009	$137,890,267	$27,866,475	$904,051,751

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$703,046,154	$-	$-	$703,046,154

Money Market Fund	40,255,336	-	-	40,255,336

Commercial Paper	-	53,394,000	-	53,394,000

Total Assets	$743,301,490	$53,394,000	$-	$796,695,490

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$83,138,850	$-	$-	$83,138,850

Money Market Fund	4,565,985	-	-	4,565,985

Commercial Paper	-	1,265,000	-	1,265,000

Total Assets	$87,704,835	$1,265,000	$-	$88,969,835

The Tocqueville Alternative Strategies Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,993,048	$-	$-	$15,993,048

Convertible Bonds*	-	16,729,843	-	16,729,843

Corporate Bonds*	-	5,636,237	-	5,636,237

Closed-End Funds*	1,064,981	-	-	1,064,981

Preferred Stocks
Banks	1,606,890	909,636	-	2,516,526
Consumer Finance	662,880	-	-	662,880
Total Preferred Stocks	2,269,770	909,636	-	3,179,406

Purchased Call Options*	-	17,313	-	17,313

Warrants*	-	37,522	-	37,522

Money Market Fund	1,568,515	-	-	1,568,515

Commercial Paper	-	5,604,000	-	5,604,000

Total Assets	$20,896,314	$28,934,551	$-	$49,830,865

Liabilities
Securities Sold Short
Common Stocks*	$3,534,988	$-	$-	$3,534,988

Exchange-Traded Funds*	6,800,137	-	-	6,800,137

U.S. Treasury Notes	-	6,028,789	-	6,028,789

Total Liabilities	$10,335,125	$6,028,789	$-	$16,363,914

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Transfers Into Level 1	$-	$-	$-	$1,090,643	$-	$-	$-
Transfers Out of Level 1	-	-	-	(1,091,624)	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	-	(981)	-	-	-
Transfers Into Level 2	-	-	-	1,091,624	-	-	-
Transfers Out of Level 2	-	-	-	(1,090,643)	-	-	-
Net Transfers Into/(Out of ) Level 2	$-	$-	$-	$981	$-	$-	$-

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Beginning Balance - November 1, 2014	$-	$-	$-	$31,803,883	$-	$-	$-
Purchases	-	-	-	-	-	-	-
Sales	-	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(3,937,408)	-	-	-
Transfers in/(out) of Level 3	-	-	-	-	-	-	-
Ending Balance - July 31, 2015	$-	$-	$-	$27,866,475	$-	$-	$-

The movement from Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active.
The movement from Level 1 to Level 2 in the Gold Fund was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on July 31, 2015.
Transfers between levels are recognized at the end of the reporting period.

The Tocqueville Gold Fund
Significant Unobservable Inputs for Level 3 Portfolio Company Securities

Type of Security	Industry	Fair Value at 7/31/2015	Valuation Techniques	Unobservable Inputs	Range
Common Stock
	Gold Related	$829,642	Latest company valuation	Financing prices	$0.39

	Other Precious Metals Related	4,900,635	Latest company financing price	Financing prices	3.00

	Other	640,975	Latest company financing price	Financing prices	8.60

		6,893,000	Latest company financing price	Financing prices	1.38

Private Fund	Gold Related	14,602,223	NAV from custodian discounted by adviser	Illiquidity discount	2%

The significant unobservable inputs used in the fair value measurement of the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place. The significant unobservable inputs for the private fund is the discount for illiquidity applied to the net asset value per share determined by the private fund's custodian.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund and the Alternative Strategies Fund, the Adviser used options to gain exposure to the underlying equity security. In the International Value
Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of July 31, 2015.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
The Tocqueville Opportunity Fund
Purchased Call Options	Investments, at Value	$2,266,375		$-
Total		$2,266,375		$-

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
The Tocqueville International Value Fund
Forward Currency Contracts	Appreciation on forward currency contracts	$568,450		$-
Total		$568,450		$-

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
The Tocqueville Alternative Strategies Fund
Purchased Call Options	Investments, at Value	$17,313		$-
Total		$17,313		$-

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position;
the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options and forward currency contracts do not create leverage in the Funds.

The average monthly value of options in the Opportunity Fund during the period ended July 31, 2015 was $750,135.

Transactions in options in the Opportunity Fund during the period ended July 31, 2015 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$5,203,750	685
Options purchased	37,387,500	3,805
Options terminated in closing transactions	(7,996,250)	(1,205)
Options exercised	(175,000)	(50)
Options expired	(4,495,000)	(590)
Outstanding, end of period:	$29,925,000	2,645

The average monthly value of options in the Alternative Strategies Fund during the period ended July 31, 2015 was $46,693.

Transactions in options in the Alternative Strategies Fund during the period ended July 31, 2015 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$1,780,000	780
Options purchased	1,592,500	725
Options terminated in closing transactions	(1,220,000)	(300)
Options exercised	-	-
Options expired	(1,130,000)	(630)
Outstanding, end of period:	$1,022,500	575

The average monthly notional amount of forward currency contracts during the period ended July 31, 2015 was as follows:

	International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$42,879,599
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at July 31, 2015 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, The Tocqueville Select Fund, and The Tocqueville Alternative Strategies Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
	Cost of Investments	$229,980,643	$133,765,065	$254,761,163	$1,678,525,382	$622,811,700	$75,546,891	$48,635,975
	Gross unrealized appreciation	$127,317,180	$34,101,943	$54,584,097	$121,602,568	$236,778,067	$20,339,057	$3,492,557
	Gross unrealized depreciation	(4,788,466)	(3,687,803)	(7,142,474)	(896,076,199)	(62,894,277)	(6,916,113)	(2,297,667)
	Net unrealized appreciation (depreciation)	$122,528,714	$30,414,140	$47,441,623	$(774,473,631)	$173,883,790	$13,422,944	$1,194,890

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)
The following issuers are affiliated with the Funds, that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2014 through July 31, 2015.  As defined in Section (2)(e)(3) of the Investment Company Act of 1940; such issues are:
	November 1, 2014		Additions		Reductions		Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	at July 31, 2015	Income	Loss	July 31, 2015	July 31, 2015

The Tocqueville Gold Fund

Americas Silver Corp.	-	$-	25,688,419	$23,975,473	-	$-	25,688,419	$-	$-	$3,696,252	$23,975,473
Americas Silver Corp.	-	-	522,400	984,285	-	-	522,400	-	-	73,895	984,285
Anthem United, Inc.	5,000,000	905,961	3,075,000	873,296	-	-	8,075,000	-	-	1,312,029	1,779,257
Anthem United, Inc. Warrants	1,250,000	-	-	-	-	-	1,250,000	-	-	87,453	-
Argonaut Gold, Inc.	2,687,000	12,286,127	-	-	-	-	2,687,000	-	-	2,670,872	12,286,127
ATAC Resources Ltd.	11,516,891	39,793,482	-	-	-	-	11,516,891	-	-	3,522,389	39,793,482
ATAC Resources Ltd. Warrants(a)	276,595	-	-	-	(276,595)	-	-	-	-	-	-
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	4,421,223	28,761,181
Corvus Gold, Inc.	2,079,901	1,617,492	1,271,000	738,953	-	-	3,350,901	-	-	1,491,151	2,356,445
Corvus Gold, Inc.	9,130,000	8,120,992	1,500,000	1,199,904	-	-	10,630,000	-	-	4,795,428	9,320,896
Corvus Gold, Inc.(b)	-	-	1,500,000	1,199,904	(1,500,000)	(1,199,904)	-	-	-	-	-
Detour Gold Corp.	5,296,600	95,459,261	575,000	4,576,961	(252,600)	(8,052,226)	5,619,000	-	(5,110,805)	54,520,862	91,983,996
East Asia Minerals Corp.	10,544,400	21,793,116	55,940,533	502,905	-	-	66,484,933	-	-	635,441	22,296,021
East Asia Minerals Corp.(b)	-	-	9,764,933	128,126	(9,764,933)	(128,126)	-	-	-	-	-
East Asia Minerals Corp.(b)	-	-	46,175,600	374,778	(46,175,600)	(374,778)	-	-	-	-	-
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	39,263	-
East Asia Minerals Corp. Warrants	-	-	9,764,933	-	-	-	9,764,933	-	-	-	-
East Asia Minerals Corp. Right	-	-	46,175,600	-	-	-	46,175,600	-	-	296,574	-
GoGold Resources, Inc.	12,555,000	15,654,082	8,175,300	10,123,442	-	-	20,730,300	-	-	22,032,433	25,777,524
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	1,392,815	20,953,121
International Tower Hill Mines Ltd.	7,589,744	38,630,898	3,700,000	1,482,514	-	-	11,289,744	-	-	2,632,850	40,113,412
International Tower Hill Mines Ltd.(b)	-	-	3,700,000	1,482,514	(3,700,000)	(1,482,514)	-	-	-	-	-
MAG Silver Corp.	2,960,700	31,563,819	-	-	-	-	2,960,700	-	-	21,050,577	31,563,819
Osisko Gold Royalties Ltd.	2,549,540	36,115,325	648,000	9,443,613	(77,000)	(945,652)	3,120,540	223,214	53,454	34,477,809	44,613,286
Osisko Gold Royalties Ltd. Warrants	-	-	274,000	-	-	-	274,000	-	-	329,969	-
Primero Mining Corp.	8,468,800	50,943,246	-	-	(1,535,000)	(6,340,937)	6,933,800	-	(1,131,524)	17,972,689	44,602,309
Primero Mining Corp. Warrants(a)	1,848,400	-	-	-	(1,848,400)	-	-	-	-	-	-
Rockhaven Resources Ltd.	6,400,000	6,455,589	-	-	-	-	6,400,000	-	-	807,432	6,455,589
Rockhaven Resources Ltd. Warrants(a)	700,000	-	-	-	(700,000)	-	-	-	-	-	-
Rubicon Minerals Corp.(a)	11,230,000	15,650,482	500,000	651,728	(455,000)	(623,564)	11,275,000	-	(247,206)	9,655,542	15,678,646
Rubicon Minerals Corp. Warrants(a)	3,064,000	-	-	-	(3,064,000)	-	-	-	-	-	-
Scorpio Mining Corp.(a)	25,668,419	23,975,473	-	-	(25,668,419)	(23,975,473)	-	-	-	-	-
Scorpio Mining Corp.(a)	522,400	984,285	-	-	(522,400)	(984,285)	-	-	-	-	-
SEMAFO, Inc.	8,814,200	32,105,425	1,500,000	4,752,100	-	-	10,314,200	-	-	21,701,077	36,857,525
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	151,680	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	2,255,812	15,810,172
Tocqueville Bullion Reserve LP - Class G(c)	13,806	25,000,000	-	-	-	-	13,806	-	-	14,602,223	25,000,000
Torex Gold Resources, Inc.	34,685,500	53,203,482	-	-	-	-	34,685,500	-	-	29,703,529	53,203,482
		$580,783,011		$62,490,496		$(44,107,459)		$223,214	$(6,436,081)	$263,222,269	$599,166,048

The Delafield Fund

AM Castle & Co.(a)	1,200,000	$12,556,037	-	$-	(1,200,000)	$(12,556,037)	-	$-	$(7,152,096)	$-	$-
Horizon Global Corp.	-	-	375,000	4,863,182	-	-	375,000	-	-	4,695,000	4,863,182
Kemet Corp.	2,600,000	12,503,673	250,000	847,728	-	-	2,850,000	-	-	6,640,500	13,351,401
Ryerson Holding Corp.	725,000	8,236,736	775,000	6,592,541	-	-	1,500,000	-	-	10,155,000	14,829,277
Universal Stainless & Alloy	400,000	11,307,053	-	-	(25,000)	(881,072)	375,000	-	(218,323)	5,066,250	10,425,981
Xerium Technologies, Inc.	750,000	9,602,917	175,000	2,711,106	-	-	925,000	-	-	15,697,250	12,314,023
		$54,206,416		$15,014,557		$(13,437,109)		$-	$(7,370,419)	$42,254,000	$55,783,864

The Tocqueville Select Fund

Horizon Global Corp.	-	$-	263,000	$3,674,568	-	$-	263,000	$-	$-	$3,292,760	$3,674,568
Summer Infant, Inc.	814,933	3,971,441	53,000	99,973	(83,817)	(604,852)	784,116	-	-	1,568,232	3,466,562
Xerium Technologies, Inc.	265,000	3,374,608	-	-	-	-	265,000	-	-	4,497,050	3,374,608
		$7,346,049		$3,774,541		$(604,852)		$-	$-	$9,358,042	$10,515,738

The Tocqueville Alternative Strategies Fund

Inuvo, Inc.	350,000	588,327	-	-	-	-	350,000	-	-	1,036,000	588,327
Inuvo, Inc. Warrants	31,750	-	-	-	-	-	31,750	-	-	37,427	-
		$588,327		$-		$-		$-	$-	$1,073,427	$588,327

(a) Security is no longer an affiliated company at July 31, 2015.
(b) Private security restrictions lifted during period and combined with other non-restricted securities.
(c) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware

Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Tocqueville Trust

By (Signature and Title)   /s/ Robert W. Kleinschmidt
       Robert W. Kleinschmidt, President

Date  September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
      Robert W. Kleinschmidt, President

Date  September 28, 2015

By (Signature and Title)* /s/ Helen Balk
             Helen Balk, Treasurer

Date  September 28, 2015

* Print the name and title of each signing officer under his or her signature.